                     SUPPLEMENT DATED FEBRUARY 28, 2017 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

This supplement provides updates of information on the following topics:
(i) the termination and liquidation of the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio of the JPMorgan Insurance Trust and (ii) notice that the Asset Allocation Models available under your contract will be updated effective April 21, 2017.

I. Termination and Liquidation of the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio of the JPMorgan Insurance Trust

The Board of Trustees (the "Board") of JPMorgan Insurance Trust (the "Trust") approved the termination and liquidation of the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (the "Portfolio"). It is anticipated that the Portfolio will be liquidated on or about May 19, 2017. The Portfolio is available as an investment option under your variable annuity contract.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on or about May 19, 2017 (the "Liquidation Date"). Assets held by the Separate Account that are invested in the Portfolio will be transferred at the close of trading on the NYSE on the Liquidation Date to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

Please note that the Trust has stated that it will no longer accept the purchase of Portfolio shares after May 17, 2017. Therefore, if you provide us with instructions to purchase shares of one of the Portfolios after May 17, 2017, your request will be rejected.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

18891CBNY SUPP G 2/28/17

Subaccounts


                             Subaccount Investing In                      Investment Objective
                             -----------------------------------------------------------------------------
AB VARIABLE PRODUCTS         AB Balanced Wealth Strategy        Seeks to achieve the highest total
SERIES FUND, INC.            Portfolio -- Class B               return consistent with the Adviser's
                                                                determination of reasonable risk.
                             -----------------------------------------------------------------------------
                             AB Growth and Income               Long-term growth of capital.
                             Portfolio -- Class B
                             -----------------------------------------------------------------------------
                             AB Large Cap Growth                Long-term growth of capital.
                             Portfolio -- Class B
                             -----------------------------------------------------------------------------
AIM VARIABLE INSURANCE       Invesco V.I. American Franchise    To seek capital growth.
FUNDS (INVESCO VARIABLE      Fund -- Series I shares
INSURANCE FUNDS)
                             -----------------------------------------------------------------------------
                             Invesco V.I. Global Real Estate    Total return through growth of capital
                             Fund -- Series II shares           and current income.

                             -----------------------------------------------------------------------------
AMERICAN CENTURY             VP Income & Growth Fund --         The fund seeks capital growth by
VARIABLE PORTFOLIOS, INC.    Class I                            investing in common stock. Income is
                                                                a secondary objective.
                             -----------------------------------------------------------------------------
                             VP International Fund -- Class I   The fund seeks capital growth.

                             -----------------------------------------------------------------------------
                             VP Ultra(R) Fund -- Class I        The fund seeks long-term capital
                                                                growth.
                             -----------------------------------------------------------------------------
                             VP Value Fund -- Class I           The fund seeks long-term capital
                                                                growth. Income is a secondary
                                                                objective.
                             -----------------------------------------------------------------------------
AMERICAN CENTURY             VP Inflation Protection Fund --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,      Class II                           return using a strategy that seeks to
INC.                                                            protect against U.S. inflation.
                             -----------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I   Deutsche Capital Growth VIP --     The fund seeks to provide long-term
                             Class B Shares                     growth of capital.
                             -----------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES II  Deutsche Large Cap Value VIP --    Seeks to achieve a high rate of total
                             Class B Shares                     return.
                             -----------------------------------------------------------------------------
                             Deutsche Small Mid Cap Value       Seeks long-term capital appreciation.
                             VIP -- Class B Shares
                             -----------------------------------------------------------------------------
DREYFUS                      Dreyfus Investment Portfolios      The fund seeks investment results that
                             MidCap Stock Portfolio -- Initial  are greater than the total return
                             Shares                             performance of publicly traded
                                                                common stocks of medium-size
                                                                domestic companies in the aggregate,
                                                                as represented by the Standard &
                                                                Poor's MidCap 400(R) Index.
                             -----------------------------------------------------------------------------
                             Dreyfus Variable Investment        The fund seeks as high a level of
                             Fund -- Government Money           current income as is consistent with the
                             Market Portfolio/1/                preservation of capital and the
                                                                maintenance of liquidity.
                             -----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
Seeks to achieve the highest total        AllianceBernstein, L.P.
return consistent with the Adviser's
determination of reasonable risk.
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
To seek capital growth.                   Invesco Advisers, Inc.


-----------------------------------------------------------------------------
Total return through growth of capital    Invesco Advisers, Inc. (subadvised
and current income.                       by Invesco Asset Management
                                          Limited)
-----------------------------------------------------------------------------
The fund seeks capital growth by          American Century Investment
investing in common stock. Income is      Management, Inc.
a secondary objective.
-----------------------------------------------------------------------------
The fund seeks capital growth.            American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth.                                   Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth. Income is a secondary             Management, Inc.
objective.
-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
The fund seeks to provide long-term       Deutsche Investment Management
growth of capital.                        Americas Inc.
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
                                          Americas Inc.
-----------------------------------------------------------------------------
The fund seeks investment results that    The Dreyfus Corporation
are greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The fund seeks as high a level of         The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity.
-----------------------------------------------------------------------------


                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Government Money Market Portfolio may become extremely low and possibly negative.


                         Subaccount Investing In                     Investment Objective
                         ----------------------------------------------------------------------------
                         The Dreyfus Socially Responsible  The fund seeks to provide capital
                         Growth Fund, Inc. -- Initial      growth, with current income as a
                         Shares                            secondary goal.
                         ----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                      income.
                         ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND  Service Class 2










                         ----------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                         Service Class 2                   will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the S&P 500(R) Index.
                         ----------------------------------------------------------------------------
                         VIP Mid Cap Portfolio --          Seeks long-term growth of capital.
                         Service Class 2

                         ----------------------------------------------------------------------------
FRANKLIN TEMPLETON       Franklin Founding Funds           Seeks capital appreciation, with
VARIABLE INSURANCE       Allocation VIP Fund -- Class 2    income as a secondary goal. Under
PRODUCTS TRUST           Shares                            normal market conditions, the fund
                                                           invests equal portions in Class 1 shares
                                                           of Franklin Income VIP Fund;
                                                           Franklin Mutual Shares VIP Fund; and
                                                           Templeton Growth VIP Fund.
                         ----------------------------------------------------------------------------
                         Franklin Income VIP Fund --       Seeks to maximize income while
                         Class 2 Shares                    maintaining prospects for capital
                                                           appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                         ----------------------------------------------------------------------------
                         Franklin Large Cap Growth VIP     Seeks capital appreciation. The fund
                         Fund -- Class 2 Shares            normally invests at least 80% of its net
                                                           assets in investments of large
                                                           capitalization companies.
                         ----------------------------------------------------------------------------
                         Franklin Mutual Shares VIP Fund   Seeks capital appreciation, with
                         -- Class 2 Shares                 income as a secondary goal. The fund
                                                           normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                         ----------------------------------------------------------------------------
                         Templeton Foreign VIP Fund --     Seeks long-term capital growth. The
                         Class 2 Shares                    fund normally invests at least 80% of
                                                           its net assets in investments of issuers
                                                           located outside the U.S., including
                                                           those in emerging markets.
                         ----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
The fund seeks to provide capital         The Dreyfus Corporation
growth, with current income as a
secondary goal.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Templeton Services, LLC
income as a secondary goal. Under         (the fund's administrator)
normal market conditions, the fund
invests equal portions in Class 1 shares
of Franklin Income VIP Fund;
Franklin Mutual Shares VIP Fund; and
Templeton Growth VIP Fund.
-----------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation. The fund      Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies.
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-----------------------------------------------------------------------------


                           Subaccount Investing In                       Investment Objective
                           -------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --       Seeks long-term capital growth. Under
                           Class 2 Shares                     normal market conditions the fund
                                                              invests predominantly in equity
                                                              securities of companies located
                                                              anywhere in the world, including in
                                                              developing markets.
                           -------------------------------------------------------------------------------
JPMORGAN INSURANCE         JPMorgan Insurance Trust Core      Seeks to maximize total return by
TRUST                      Bond Portfolio -- Class 1          investing primarily in a diversified
                                                              portfolio of intermediate- and long-
                                                              term debt securities.
                           -------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Mid       Seeks capital appreciation with the
                           Cap Value Portfolio -- Class 1     secondary goal of achieving current
                                                              income by investing primarily in
                                                              equity securities.
                           -------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Small     Seeks capital growth over the long
                           Cap Core Portfolio -- Class 1      term.

                           -------------------------------------------------------------------------------
                           JPMorgan Insurance Trust U.S.      Seeks to provide high total return from
                           Equity Portfolio -- Class 1        a portfolio of selected equity securities.

                           -------------------------------------------------------------------------------
MFS(R) VARIABLE            MFS(R) Total Return Series --      The fund's investment objective is to
INSURANCE TRUST            Service Class Shares               seek total return.
                           -------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors     The fund's investment objective is to
TRUST II                   Growth Stock Portfolio -- Service  seek capital appreciation.
                           Class Shares
                           -------------------------------------------------------------------------------
                           MFS(R) Strategic Income Portfolio  The fund's investment objective is to
                           -- Service Class Shares            seek total return with an emphasis on
                                                              high current income, but also
                                                              considering capital appreciation.
                           -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       Oppenheimer Capital                The fund seeks capital appreciation.
ACCOUNT FUNDS              Appreciation Fund/VA -- Service
                           Shares
                           -------------------------------------------------------------------------------
                           Oppenheimer Main Street            The fund seeks capital appreciation.
                           Fund/VA -- Service Shares

                           -------------------------------------------------------------------------------
                           Oppenheimer Main Street Small      The fund seeks capital appreciation.
                           Cap Fund(R)/VA -- Service Shares

                           -------------------------------------------------------------------------------
PIMCO VARIABLE             High Yield Portfolio --            Seeks maximum total return,
INSURANCE TRUST            Administrative Class Shares        consistent with preservation of capital
                                                              and prudent investment management.
                           -------------------------------------------------------------------------------
                           Low Duration Portfolio --          Seeks maximum total return,
                           Administrative Class Shares        consistent with preservation of capital
                                                              and prudent investment management.
                           -------------------------------------------------------------------------------
STATE STREET VARIABLE      Total Return V.I.S. Fund/1/        Seeks the highest total return,
INSURANCE SERIES FUNDS,                                       composed of current income and
INC.                                                          capital appreciation, as is consistent
                                                              with prudent investment risk.
                           -------------------------------------------------------------------------------

                                               Adviser (and Sub-Adviser(s),
           Investment Objective                      as applicable)
-------------------------------------------------------------------------------
Seeks long-term capital growth. Under       Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including in
developing markets.
-------------------------------------------------------------------------------
Seeks to maximize total return by           JPMorgan Investment Management
investing primarily in a diversified        Inc., an indirect, wholly-owned
portfolio of intermediate- and long-        subsidiary of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing primarily in            subsidiary of JPMorgan Chase & Co.
equity securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial
seek total return.                          Services Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company

-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund seeks capital appreciation.        OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
          Inc.)
-------------------------------------------------------------------------------
The fund seeks capital appreciation.        OFI Global Asset Management, Inc.
          (subadvised by OppenheimerFunds,
                                            Inc.)
-------------------------------------------------------------------------------
The fund seeks capital appreciation.        OFI Global Asset Management, Inc.
          (subadvised by OppenheimerFunds,
                                            Inc.)
-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
-------------------------------------------------------------------------------
Seeks the highest total return,             SSGA Funds Management, Inc.
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

II. Notice of Update to Asset Allocation Models Effective After the Close of Business on April 21, 2017

The Asset Allocation Models available in your contract will be updated effective after the close of business on April 21, 2017.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                        Current through April 21, 2017

                                                                   Portfolios                                     Model A Model B
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service Class 2                      1%      2%
                                 -------------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                                           2%      3%
                                 -------------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1                                 2%      4%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                           3%      7%
                                 -------------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares                                   3%      6%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R)/ /VIP Mid Cap Portfolio -- Service Class 2                              1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                      1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                        1%      1%
----------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares                            1%      1%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I                                   1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares                 2%      5%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                                20%     40%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                            59%     44%
----------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II                           9%      6%
----------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative Class Shares                       5%      4%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                                            3%      3%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                            80%     60%
----------------------------------------------------------------------------------------------------------------------------------

                                  Portfolios                                     Model C Model D Model E
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service Class 2                      3%      4%      5%
--------------------------------------------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     3%      3%      4%
--------------------------------------------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                                           5%      7%      9%
--------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1                                 6%      8%     11%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                          10%     14%     17%
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                   9%     13%     16%
--------------------------------------------------------------------------------------------------------
Fidelity(R)/ /VIP Mid Cap Portfolio -- Service Class 2                              3%      4%      5%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                      3%      3%      4%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                        2%      3%      3%
--------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                  3%      4%      5%
--------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                            2%      3%      3%
--------------------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                                   3%      3%      4%
--------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares                 7%      9%     12%
--------------------------------------------------------------------------------------------------------

                                                                                   60%     80%    100%
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                            29%     15%      0%
--------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                     2%      1%      0%
--------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                           4%      2%      0%
--------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                       3%      1%      0%
--------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                            2%      1%      0%
--------------------------------------------------------------------------------------------------------

                                                                                   40%     20%      0%
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on April 21, 2017

                                                                   Portfolios                                     Model A Model B
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service Class 2                      2%      4%
                                 -------------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     2%      3%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                                           1%      3%
                                 -------------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1                                 2%      3%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                           3%      6%
                                 -------------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares                                   3%      7%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                                1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                         1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                        1%      1%
                                 -------------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                      0%      1%
----------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares                            1%      1%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I                                   1%      3%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares                 1%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                                20%     40%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                            55%     41%
----------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                     5%      5%
----------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II                           8%      6%
----------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative Class Shares                       6%      4%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                                            6%      4%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                            80%     60%
----------------------------------------------------------------------------------------------------------------------------------

                                  Portfolios                                     Model C Model D Model E
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service Class 2                      6%      8%     10%
--------------------------------------------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     5%      6%      8%
--------------------------------------------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                                           4%      6%      7%
--------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1                                 5%      6%      8%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                          10%     13%     16%
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                  10%     14%     17%
--------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                                3%      4%      5%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                         2%      3%      4%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                        2%      2%      3%
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                      1%      2%      2%
--------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                  2%      3%      4%
--------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                            2%      2%      3%
--------------------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                                   4%      6%      7%
--------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares                 4%      5%      6%
--------------------------------------------------------------------------------------------------------

                                                                                   60%     80%    100%
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                            27%     12%      0%
--------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                     3%      2%      0%
--------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                           4%      2%      0%
--------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                       3%      2%      0%
--------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                            3%      2%      0%
--------------------------------------------------------------------------------------------------------

                                                                                   40%     20%      0%
--------------------------------------------------------------------------------------------------------

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If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark, Inc. ("AssetMark"), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

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